Concentration Risk (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Concentration Risk [Abstract]
Total revenue percentage	10.00%	10.00%
Accounts receivable percentage	10.00%	10.00%
Total purchase percentage	10.00%	10.00%
Represent percentage	10.00%	10.00%